Acquisitions	12 Months Ended
Oct. 30, 2016
Acquisitions
Acquisitions

Note B

Acquisitions

On May 26, 2016, the Company acquired Justin’s, LLC (Justin’s) of Boulder, Colorado, for a preliminary purchase price of $280.9 million. The transaction provides a cash flow benefit resulting from the amortization of the tax basis of assets, the net present value of which is approximately $70.0 million. The purchase price is preliminary pending final purchase accounting adjustments, and was funded by the Company with cash on hand and by utilizing short-term financing. Primary assets acquired include goodwill of $186.4 million and intangibles of $89.9 million.

Justin’s is a pioneer in nut butter-based snacking and this acquisition allows the Company to enhance its presence in the specialty natural and organic nut butter category, complementing SKIPPY® peanut butter products.

Operating results for this acquisition have been included in the Company’s Consolidated Statements of Operations from the date of acquisition and are reflected in the Grocery Products segment.

On July 13, 2015, the Company acquired Applegate Farms, LLC (Applegate) of Bridgewater, New Jersey, for a final purchase price of $774.1 million in cash. The purchase price was funded by the Company with cash on hand and by utilizing short-term financing.

Applegate® is the No. 1 brand in natural and organic value-added prepared meats and this acquisition will allow the Company to expand the breadth of its protein offerings to provide consumers more choice in this fast growing category.

The acquisition was accounted for as a business combination using the acquisition method. The Company obtained an independent appraisal. A final allocation of the purchase price to the acquired assets, liabilities, and goodwill is presented in the table below.

(in thousands)
Accounts receivable	$ 25,574
Inventory	22,212
Prepaid and other assets	2,987
Property, plant and equipment	3,463
Intangible assets	275,900
Goodwill	488,235
Current liabilities	(23,420)
Deferred taxes	(20,888)
Purchase price	$ 774,063

Goodwill is calculated as the excess of the purchase price over the fair value of the net assets recognized. The goodwill recorded as part of the acquisition primarily reflects the value of the potential to expand product distribution. A portion of the goodwill balance is expected to be deductible for income tax purposes. The goodwill and intangible assets have been allocated to the Refrigerated Foods segment.

The Company recognized approximately $9.0 million of transaction costs in fiscal year 2015 related to the acquisition and the charges were reported in selling, general and administrative expense in the Company’s Consolidated Statements of Operations.

Operating results for this acquisition have been included in the Company’s Consolidated Statements of Operations from the date of acquisition and are reflected in the Refrigerated Foods segment.

On August 11, 2014, the Company acquired CytoSport Holdings, Inc. (CytoSport) of Benicia, California, for a final purchase price of $420.9 million in cash. The purchase price was funded by the Company with cash on hand and by utilizing funds from its revolving line of credit. The agreement provides for a potential additional payment of up to $20.0 million subject to meeting specific financial performance criteria over the two years subsequent to the year of acquisition. The Company recorded adjustments to income to recognize the liability at its fair value as of October 30, 2016, and October 25, 2015, of $1.4 million in fiscal year 2016 and $8.9 million in fiscal year 2015.

CytoSport is the maker of Muscle Milk® products and is a leading provider of premium protein products in the sports nutrition category. CytoSport’s brands align with the Company’s focus on protein while further diversifying the Company’s portfolio.

The acquisition was accounted for as a business combination using the acquisition method. The Company has estimated the acquisition date fair values of the assets acquired and liabilities assumed, using independent appraisals and other analyses, and determined final working capital adjustments. The final allocation of the purchase price to the acquired assets, liabilities, and goodwill is presented in the table below.

(in thousands)
Accounts receivable	$ 30,580
Inventory	62,246
Prepaid and other assets	3,133
Property, plant and equipment	8,119
Intangible assets	188,500
Goodwill	270,925
Current liabilities	(52,811)
Long-term liabilities	(30,140)
Deferred taxes	(59,700)
Purchase price	$ 420,852

The liabilities shown above include $15.0 million representing potential payments owed under a supplier agreement, which are contingent on future production levels through fiscal year 2018.

Goodwill is calculated as the excess of the purchase price over the fair value of the net assets recognized. The goodwill recorded as part of the acquisition primarily reflects the value of the assembled workforce, manufacturing synergies, and the potential to expand presence in alternate channels. The goodwill balance is not expected to be deductible for income tax purposes. The goodwill and intangible assets have been allocated to the Specialty Foods and International & Other segments.

The Company recognized approximately $4.8 million of transaction costs in fiscal year 2014 related to the acquisition and the charges were reported in selling, general and administrative expense in the Consolidated Statement of Operations.

Operating results for this acquisition have been included in the Company’s Consolidated Statements of Operations from the date of acquisition and are reflected in the Specialty Foods and International & Other segments.

On November 26, 2013, the Company acquired the China-based SKIPPY ® peanut butter business, for a final purchase price of $41.9 million in cash. This acquisition included the Weifang, China, manufacturing facility and all sales in Mainland China. The purchase price was funded by the Company with cash on hand.

Operating results for this acquisition have been included in the Company’s Consolidated Statements of Operations from the date of acquisition and are reflected in the International & Other reporting segment.

SKIPPY® is a well-established brand that allows the Company to expand its presence in the center of the store with a non-meat protein product and reinforces the Company’s balanced product portfolio. The acquisition also provides the opportunity to strengthen the Company’s global presence and complements the international sales strategy for the SPAM® family of products.

Pro forma results of operations are not presented, as no acquisitions in fiscal years 2016, 2015, or 2014 were considered material, individually or in the aggregate, to the consolidated Company.